Note 7 Encumbered and unencumbered asstes (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Book value [Member] | Total assets encumbered and unencumbered [Member]
Encumbered and unencumbered assets [Line Items]
Encumbered assets	€ 92,916	€ 114,336	€ 121,999
Unencumbered assets	620,257	548,548	614,260
Book value [Member] | equity instruments [Member]
Encumbered and unencumbered assets [Line Items]
Encumbered assets	819	307	2,134
Unencumbered assets	11,293	22,280	14,556
Book value [Member] | Debt securities [Member]
Encumbered and unencumbered assets [Line Items]
Encumbered assets	33,533	31,557	29,379
Unencumbered assets	93,238	89,307	100,108
Book value [Member] | Loans and advances and other [Member]
Encumbered and unencumbered assets [Line Items]
Encumbered assets	58,563	82,472	90,486
Unencumbered assets	515,726	436,962	499,595
Market value [Member] | equity instruments [Member]
Encumbered and unencumbered assets [Line Items]
Encumbered assets	819	307	2,134
Unencumbered assets	11,293	22,280	14,556
Market value [Member] | Debt securities [Member]
Encumbered and unencumbered assets [Line Items]
Encumbered assets	32,291	29,527	26,112
Unencumbered assets	€ 93,238	€ 89,307	€ 100,108